Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity investments [Abstract]
Equity accounted investments [text block]
(in USD million)	Lundin Petroleum AB	Other equity accounted investments	Total
Investment at 31 December 2016	1,121	1,124	2,245
Net income/(loss) from equity accounted investments	126	62	188
Acquisitions and increase in paid in capital	0	399	399
Dividend and other distributions	(78)	(112)	(190)
Other comprehensive income/(loss)	(44)	82	38
Divestments, derecognition and decrease in paid in capital	0	(129)	(129)

Investment at 31 December 2017	1,125	1,426	2,551

Summarised financial information relating to Lundin Petroleum AB [text block]
	Lundin Petroleum AB
(in USD million)	2017	2016

At 31 December
Current assets	101	69
Non-Current assets	2,920	3,069
Current liabilities	(62)	(70)
Non-Current liabilities	(1,834)	(1,947)
Net assets	1,125	1,121
Year ended 31 December
Gross revenues	376	135
Income/(loss) before tax	226	(83)
Net income/(loss)	126	(78)

Capital expenditures	250	589